Company financial information - Distributions paid and received and commitments and contingencies (Details) - ARD Finance S.A. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Distributions paid and received
Dividend received from subsidiary	€ 133	€ 270	€ 0
Dividend paid to parent company	3	270	€ 0
Commitments and contingencies
Commitments and contingencies	€ 0	€ 0